Stock Option and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2021
Stock Option and Stock Plans
Equity Compensation Plan Information
Stock Plans [1]	Issue Date Range	Total Options Authorized	Options Issued		Options Remaining[2]
2018 Employee Stock Option Plan[3,4]	9/26/18 - 9/26/28	1,000,000	950,000		0
2018 Officers, Directors, Employees, and Consultants Nonqualified Stock Option Plan[3]	9/26/18 - 9/26/28	4,000,000	4,495,000	[5]	0
Date	Number of Options [1]Qualified	Number of Options Nonqualified	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance December 31, 2019	850,000	3,807,000	$0.38	8 years	-
Exercised	-	-	-	-	-
Expired or Forfeited	-	-	-	-	-
Balance December 31, 2020	850,000	3,807,000	$0.38	7 years
Granted 2021	-	500,000	$0.38	10 years
Exercised	20,000	150,400	$0.38	-	-
Expired or Forfeited	780,000	3,656,600	$0.38	-	-
Balance December 31, 2021	50,000	500,000	$0.38	9.54 years	-
Vested as of December 31, 2021	30,000	0	$0.38	6.74 years	-